NOTE 10 - CONVERTIBLE PROMISSORY NOTE (Detail) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended				15 Months Ended	73 Months Ended
	Sep. 30, 2012	May 04, 2013	Aug. 21, 2013	Apr. 23, 2013	Apr. 22, 2013	Dec. 31, 2012	Jul. 22, 2013	Dec. 31, 2012
Debt Instrument, Convertible, Effective Interest Rate							3.25%
Proceeds from Convertible Debt		$ 10,000	$ 20,000		$ 20,000	$ 50,000
Derivative, Loss on Derivative	203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 53,101					$ (150,767)		$ (150,767)
Common Stock, Conversion Basis				2,472,089		10,000,000